Lease (Details 2) - USD ($)	Dec. 31, 2020	Sep. 30, 2020	Dec. 31, 2019
Total lease payments	$ 534,276	$ 417,193	$ 534,276
International sales [Member]
Total lease payments	132,224	103,890
Remaining in 2020	37,778	9,445
2021	37,778	37,778
2022	37,778	37,778
2023	18,889	18,889
Less imputed interest	(10,112)	(6,442)
Less sales tax	(8,179)	(6,426)
Total lease obligations	113,932	91,022
Less current obligations	(30,556)	(31,695)
Long-term lease obligations	$ 83,376	$ 59,327